SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
SEGMENT INFORMATION
SEGMENT INFORMATION

11.Segment Information

We operate principally in the contract drilling industry. Our contract drilling business includes the following reportable operating segments: U.S. Land, Offshore and International Land.  The contract drilling operations consist mainly of contracting Company-owned drilling equipment primarily to large oil and gas exploration companies.  To provide information about the different types of business activities in which we operate, we have included Offshore and International Land, along with our U.S. Land reportable operating segment, as separate reportable operating segments.  Additionally, each reportable operating segment is a strategic business unit that is managed separately.  Our primary international areas of operation include Colombia, Ecuador, Argentina, Tunisia, Bahrain, U.A.E. and other South American and Middle Eastern countries.  Other includes additional non-reportable operating segments.  Revenues included in Other consist primarily of rental income.  Consolidated revenues and expenses reflect the elimination of all material intercompany transactions.

We evaluate segment performance based on income or loss from continuing operations (segment operating income) before income taxes which includes:

•	revenues from external and internal customers
•	direct operating costs
•	depreciation and
•	allocated general and administrative costs

but excludes corporate costs for other depreciation, income from asset sales and other corporate income and expense.

General and administrative costs are allocated to the segments based primarily on specific identification and, to the extent that such identification is not practical, on other methods which we believe to be a reasonable reflection of the utilization of services provided.

Segment operating income for all segments is a non-GAAP financial measure of our performance, as it excludes certain general and administrative expenses, corporate depreciation, income from asset sales and other corporate income and expense.  We consider segment operating income to be an important supplemental measure of operating performance by presenting trends in our core businesses.  We use this measure to facilitate period-to-period comparisons in operating performance of our reportable segments in the aggregate by eliminating items that affect comparability between periods.  We believe that segment operating income is useful to investors because it provides a means to evaluate the operating performance of the segments on an ongoing basis using criteria that are used by our internal decision makers.  Additionally, it highlights operating trends and aids analytical comparisons.  However, segment operating income has limitations and should not be used as an alternative to operating income or loss, a performance measure determined in accordance with GAAP, as it excludes certain costs that may affect our operating performance in future periods.

Summarized financial information of our reportable segments for the six months ended March 31, 2015 and 2014 is shown in the following tables:

				Segment
	External	Inter-	Total	Operating
(in thousands)	Sales	Segment	Sales	Income (Loss)
March 31, 2015
Contract Drilling:
U.S. Land	$1,608,510	$—	$1,608,510	$542,988
Offshore	132,099	—	132,099	40,553
International Land	191,107	—	191,107	18,542
	1,931,716	—	1,931,716	602,083
Other	7,921	442	8,363	(5,116)
	1,939,637	442	1,940,079	596,967
Eliminations	—	(442)	(442)	—
Total	$1,939,637	$—	$1,939,637	$596,967

				Segment
	External	Inter-	Total	Operating
(in thousands)	Sales	Segment	Sales	Income (Loss)
March 31, 2014
Contract Drilling:
U.S. Land	$1,473,465	$—	$1,473,465	$496,014
Offshore	122,330	—	122,330	37,841
International Land	180,874	—	180,874	23,919
	1,776,669	—	1,776,669	557,774
Other	5,913	431	6,344	(5,249)
	1,782,582	431	1,783,013	552,525
Eliminations	—	(431)	(431)	—
Total	$1,782,582	$—	$1,782,582	$552,525

Summarized financial information of our reportable segments for the three months ended March 31, 2015 and 2014 is shown in the following tables:

				Segment
	External	Inter-	Total	Operating
(in thousands)	Sales	Segment	Sales	Income (Loss)
March 31, 2015
Contract Drilling:
U.S. Land	$718,463	$—	$718,463	$224,866
Offshore	62,626	—	62,626	19,069
International Land	98,222	—	98,222	6,328
	879,311	—	879,311	250,263
Other	3,741	220	3,961	(3,217)
	883,052	220	883,272	247,046
Eliminations	—	(220)	(220)	—
Total	$883,052	$—	$883,052	$247,046

				Segment
	External	Inter-	Total	Operating
(in thousands)	Sales	Segment	Sales	Income (Loss)
March 31, 2014
Contract Drilling:
U.S. Land	$741,791	$—	$741,791	$245,062
Offshore	63,276	—	63,276	19,343
International Land	85,533	—	85,533	11,168
	890,600	—	890,600	275,573
Other	2,830	211	3,041	(2,244)
	893,430	211	893,641	273,329
Eliminations	—	(211)	(211)	—
Total	$893,430	$—	$893,430	$273,329

The following table reconciles segment operating income per the table above to income from continuing operations before income taxes as reported on the Consolidated Condensed Statements of Income:

	Three Months Ended		Six Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
	(in thousands)		(in thousands)

Segment operating income	$247,046	$273,329	$596,967	$552,525
Income from asset sales	2,915	4,098	7,070	9,762
Corporate general and administrative costs and corporate depreciation	(22,789)	(22,085)	(45,046)	(42,914)
Operating income	227,172	255,342	558,991	519,373

Other income (expense):
Interest and dividend income	2,549	490	2,834	943
Interest expense	(2,471)	(1,725)	(3,032)	(2,919)
Gain on sale of investment securities	—	21,352	—	21,352
Other	55	(32)	369	(377)
Total other income (expense)	133	20,085	171	18,999

Income from continuing operations before income taxes	$227,305	$275,427	$559,162	$538,372

The following table presents total assets by reportable segment:

		September 30,
	March 31,	2014
	2015	(as adjusted)
	(in thousands)
Total assets
U.S. Land	$5,482,725	$5,259,947
Offshore	117,813	137,101
International Land	713,138	589,968
Other	40,228	40,080
	6,353,904	6,027,096
Investments and corporate operations	982,760	686,696
Total assets from continued operations	7,336,664	6,713,792
Discontinued operations	7,486	7,206
	$7,344,150	$6,720,998

The following table presents revenues from external customers by country based on the location of service provided:

	Three Months Ended		Six Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
	(in thousands)		(in thousands)

Operating revenues
United States	$778,637	$800,775	$1,734,918	$1,589,466
Argentina	39,480	26,695	64,563	53,054
Colombia	22,903	21,064	46,354	47,794
Ecuador	6,420	16,822	21,614	34,622
Other foreign	35,612	28,074	72,188	57,646
Total	$883,052	$893,430	$1,939,637	$1,782,582

NOTE 14 SEGMENT INFORMATION

        We operate principally in the contract drilling industry. Our contract drilling business includes the following reportable operating segments: U.S. Land, Offshore and International Land. The contract drilling operations consist mainly of contracting Company-owned drilling equipment primarily to large oil and gas exploration companies. To provide information about the different types of business activities in which we operate, we have included Offshore and International Land, along with our U.S. Land reportable operating segment, as separate reportable operating segments. Additionally, each reportable operating segment is a strategic business unit which is managed separately. Our primary international areas of operation include Colombia, Ecuador, Argentina, Tunisia, Bahrain, U.A.E. and other South American and Middle Eastern countries. Other includes additional non-reportable operating segments. Revenues included in Other consist primarily of rental income. Consolidated revenues and expenses reflect the elimination of all material intercompany transactions.

        We evaluate segment performance based on income or loss from operations (segment operating income) before income taxes which includes:

•	revenues from external and internal customers
•	direct operating costs
•	depreciation and
•	allocated general and administrative costs

but excludes corporate costs for other depreciation, income from asset sales and other corporate income and expense.

        General and administrative costs are allocated to the segments based primarily on specific identification and, to the extent that such identification is not practical, on other methods which we believe to be a reasonable reflection of the utilization of services provided.

        Segment operating income for all segments is a non-GAAP financial measure of our performance, as it excludes certain general and administrative expenses, corporate depreciation, income from asset sales and other corporate income and expense. We consider segment operating income to be an important supplemental measure of operating performance for presenting trends in our core businesses. We use this measure to facilitate period-to-period comparisons in operating performance of our reportable segments in the aggregate by eliminating items that affect comparability between periods. We believe that segment operating income is useful to investors because it provides a means to evaluate the operating performance of the segments on an ongoing basis using criteria that are used by our internal decision makers. Additionally, it highlights operating trends and aids analytical comparisons. However, segment operating income has limitations and should not be used as an alternative to operating income or loss, a performance measure determined in accordance with GAAP, as it excludes certain costs that may affect our operating performance in future periods.

        Summarized financial information of our reportable segments for continuing operations for each of the years ended September 30, 2014, 2013 and 2012 is shown in the following table:

(in thousands)	External Sales	Inter- Segment	Total Sales	Segment Operating Income (Loss)	Depreciation	Total Assets (as adjusted)	Additions to Long-Lived Assets
2014
Contract Drilling
U.S. Land	$3,099,954	$—	$3,099,954	$1,025,745	$455,934	$5,259,947	$930,263
Offshore	250,811	—	250,811	69,819	12,300	137,101	4,372
International Land	355,532	—	355,532	36,417	39,932	589,968	85,424

	3,706,297	—	3,706,297	1,131,981	508,166	5,987,016	1,020,059
Other	13,410	867	14,277	(9,068)	15,383	726,776	27,117

	3,719,707	867	3,720,574	1,122,913	523,549	6,713,792	1,047,176
Eliminations	—	(867)	(867)	—	—	—	—

Total	$3,719,707	$—	$3,719,707	$1,122,913	$523,549	$6,713,792	$1,047,176

2013
Contract Drilling
U.S. Land	$2,785,449	$—	$2,785,449	$932,591	$391,072	$4,742,381	$726,206
Offshore	221,863	—	221,863	53,064	13,766	149,128	4,470
International Land	366,841	—	366,841	44,595	36,000	486,914	51,193

	3,374,153	—	3,374,153	1,030,250	440,838	5,378,423	781,869
Other	13,461	858	14,319	(8,602)	14,785	881,436	9,872

	3,387,614	858	3,388,472	1,021,648	455,623	6,259,859	791,741
Eliminations	—	(858)	(858)	—	—	—	—

Total	$3,387,614	$—	$3,387,614	$1,021,648	$455,623	$6,259,859	$791,741

2012
Contract Drilling
U.S. Land	$2,678,475	$—	$2,678,475	$906,968	$332,723	$4,420,625	$991,966
Offshore	189,086	—	189,086	41,775	13,455	160,135	8,547
International Land	270,027	—	270,027	20,366	30,701	467,538	52,864

	3,137,588	—	3,137,588	969,109	376,879	5,048,298	1,053,377
Other	14,214	841	15,055	(8,824)	10,670	663,496	29,301

	3,151,802	841	3,152,643	960,285	387,549	5,711,794	1,082,678
Eliminations	—	(841)	(841)	—	—	—	—

Total	$3,151,802	$—	$3,151,802	$960,285	$387,549	$5,711,794	$1,082,678

        The following table reconciles segment operating income to income from continuing operations before income taxes as reported on the Consolidated Statements of Income:

	Years Ended September 30,
	2014	2013	2012
	(in thousands)
Segment operating income	$1,122,913	$1,021,648	$960,285
Income from asset sales	19,585	18,923	19,223
Corporate general and administrative costs and corporate depreciation	(87,711)	(83,910)	(69,909)

Operating income	1,054,787	956,661	909,599
Other income (expense)
Interest and dividend income	1,583	1,653	1,380
Interest expense	(4,654)	(6,129)	(8,653)
Gain on sale of investment securities	45,234	162,121	—
Other	(636)	(9)	254

Total unallocated amounts	41,527	157,636	(7,019)

Income from continuing operations before income taxes	$1,096,314	$1,114,297	$902,580

        The following table presents revenues from external customers and long-lived assets by country based on the location of service provided:

	Years Ended September 30,
	2014	2013	2012
	(in thousands)
Revenues
United States	$3,338,365	$3,011,760	$2,864,570
Argentina	107,945	73,208	54,317
Colombia	85,176	100,052	82,247
Ecuador	69,195	67,890	56,448
Other Foreign	119,026	134,704	94,220

Total	$3,719,707	$3,387,614	$3,151,802

Long-Lived Assets
United States	$4,753,844	$4,345,950	$4,039,770
Argentina	144,823	83,149	81,886
Colombia	107,112	81,315	84,389
Ecuador	70,742	63,894	38,265
Other Foreign	112,023	101,795	107,261

Total	$5,188,544	$4,676,103	$4,351,571

        Long-lived assets are comprised of property, plant and equipment.

        Revenues from one customer accounted for approximately 10.7 percent, 9.5 percent and 12.0 percent of total operating revenues during the years ended September 30, 2014, 2013 and 2012, respectively. Revenues from another customer accounted for approximately 8.2 percent, 7.9 percent and 10.2 percent of total operating revenues during the years ended September 30, 2014, 2013 and 2012, respectively. Collectively, the receivables from these customers were approximately $122.5 million and $94.1 million at September 30, 2014 and 2013, respectively.